Shareholder Report, Average Annual Return (Details) 74200014000_TIF International Equity Series_Service Shares_TSR Annual {Service Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	30.80%	10.78%	7.50%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Average Annual Return, Percent	31.22%	8.93%	8.18%